SHARE-BASED PAYMENT - Assumptions (Details) - Y	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Minimum
SHARE-BASED COMPENSATION
Weighted average expected term (years)	5.96	5.97	5.59	5.00	5.95
Interest rate	4.18%	1.89%	1.89%	0.64%	0.38%
Volatility	47.12%	51.50%	51.00%	51.00%	45.00%
Maximum
SHARE-BASED COMPENSATION
Weighted average expected term (years)	6.37	6.10	7.23	6.11	6.11
Interest rate	4.21%	2.41%	4.25%	1.34%	1.71%
Volatility	47.56%	51.78%	54.00%	52.00%	51.00%